Offerings - Offering: 1	Jun. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BMO 2025-5C11 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-5C11
Amount Registered | shares	614,351,000
Proposed Maximum Offering Price per Unit	1	[1]
Maximum Aggregate Offering Price	$ 614,351,000	[1]
Amount of Registration Fee	$ 94,057.14
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.

[1]	Estimated solely for the purpose of calculating the registration fee.